Bonds, Mortgages and Other Long-Term Debt - Schedule of Aggregate Contractual Principal Maturities of Debt (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Bonds, Mortgages and Other Long-Term Debt [Abstract]
2026	$ 446
2027	459
2028	293
2029	199
2030 and thereafter	28
Total contractual principal	$ 1,425